INVENTORIES - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory, Net [Abstract]
Finished goods	$ 9,440,200	$ 27,172,200	$ 0